Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 23,706	$ 30,622
Current biological assets	204,331	235,822
Biological assets	228,037	266,444	$ 195,178
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	23,191	29,483
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	23,191	29,483
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	6,408	7,896
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	371	821
Current biological assets	6,037	7,075
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	144	880
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	0	562
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	144	318
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	49,813	66,002
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	49,813	66,002
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	32,023	52,752
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	32,023	52,752
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	116,458	109,431
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	116,458	109,431
Crops planted in sugarcane farms | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 3,833	$ 4,849